Subsequent Events	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Subsequent Events
37.	Subsequent Events
Issuance of Unsecured Straight Bonds
The Company announced the terms for the issuance of its 56th, 57th and 58th series of Unsecured Straight Bonds on April 17, 2020 for the purpose of funding the scheduled redemption of the outstanding straight bonds. All series were issued at par on April 23, 2020, and have, as a financial covenant, a negative pledge clause (with an inter-bond pari passu clause). The information about the aggregate notional amount, coupon rate and maturity date is as follows:

Series	Aggregate notional amount (million JPY)	Coupon rate (per annum)	Maturity date
56 th	10,000	0.280%	April 21, 2023
57 th	15,000	0.400%	April 23, 2025
58 th	10,000	0.540%	April 23, 2030
Issuance of New Shares and Disposition of Treasury Shares by Way of Third-Party Allotment
The Company
resolved
, at the meeting of its board of directors as of June 25, 2020, as part of a broader capital and business alliance with the NTT group, to issue 12,376,600 new shares and dispose of 647,000 treasury shares (a total of 13,023,600 shares) at a price of 4,950
JPY
 per share, or 64,467 million
JPY
 in total, to Nippon Telegraph and Telephone Corporation by way of third-party allotment. The payment for the shares is scheduled on July 10, 2020; however, the terms are subject to the effectiveness of the securities registration statement under the Financial Instruments and Exchange Act of Japan.